Segmented information and supplemental cash flow disclosure (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments Abstract
Other income	$ 0	$ 72,867	$ 0	$ 72,867